Schedule of Investments

The ARK Israel Innovative Technology ETF

October 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%

Aerospace & Defense - 5.0%
Elbit Systems Ltd. (Israel)	8,984	$1,016,610
RADA Electronic Industries Ltd. (Israel)*	158,968	1,012,626
Total Aerospace & Defense		2,029,236

Biotechnology - 11.9%
Ayala Pharmaceuticals, Inc. (Israel)*	67,226	775,788
Gamida Cell Ltd. (Israel)*	206,649	1,049,777
Kamada Ltd. (Israel)*	134,943	968,554
Pluristem Therapeutics, Inc.*	101,615	941,971
UroGen Pharma Ltd.*	47,337	1,066,029
Total Biotechnology		4,802,119

Communications Equipment - 18.1%
AudioCodes Ltd. (Israel)	32,097	930,492
BATM Advanced Communications (Israel)*	717,716	944,460
Ceragon Networks Ltd. (Israel)*	418,302	924,447
Gilat Satellite Networks Ltd. (Israel)*	213,829	1,280,836
Ituran Location and Control Ltd. (Israel)	77,435	1,095,705
Radware Ltd. (Israel)*	43,779	985,027
Silicom Ltd. (Israel)*	30,203	1,123,854
Total Communications Equipment		7,284,821

Diversified Telecommunication - 2.5%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	884,156	1,008,006

Health Care Equipment & Supplies - 5.0%
Inmode Ltd.*	26,404	965,330
PolyPid Ltd. (Israel)*	99,468	1,036,457
Total Health Care Equipment & Supplies		2,001,787

Hotels, Restaurants & Leisure - 2.4%
Fattal Holdings 1998 Ltd. (Israel)*	15,977	963,663

Internet & Direct Marketing Retail - 2.5%
Fiverr International Ltd. (Israel)*	6,928	1,014,398

IT Services - 7.8%
Matrix IT Ltd. (Israel)	44,470	1,025,975
One Software Technologies Ltd. (Israel)	13,308	1,170,088
Wix.com Ltd. (Israel)*	3,739	924,730
Total IT Services		3,120,793

Life Sciences Tools & Services - 2.0%
Compugen Ltd. (Israel)*	61,976	798,871

Media - 2.4%
Perion Network Ltd. (Israel)*	138,502	960,511

Pharmaceuticals - 7.5%
Biondvax Pharmaceuticals Ltd. (Israel)*(a)	26,541	79,623
Redhill Biopharma Ltd. (Israel)*(a)	106,708	892,079
Taro Pharmaceutical Industries Ltd.*	17,926	1,051,001
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	115,244	1,004,928
Total Pharmaceuticals		3,027,631

Professional Services - 2.7%
Danel Adir Yeoshua Ltd. (Israel)	8,682	1,093,376

Semiconductors & Semiconductor Equipment - 8.0%
Camtek Ltd. (Israel)*	58,580	1,033,351
Nova Measuring Instruments Ltd. (Israel)*	18,441	1,025,873
Tower Semiconductor Ltd. (Israel)*	54,376	1,147,334
Total Semiconductors & Semiconductor Equipment		3,206,558

Software - 14.8%
Allot Ltd. (Israel)*	105,709	965,123
Check Point Software Technologies Ltd. (Israel)*	8,394	953,223
CyberArk Software Ltd.*	9,553	947,180
Hilan Ltd. (Israel)	24,566	1,097,966
Nice Ltd. (Israel)*(a)	4,567	1,042,463
Sapiens International Corp. NV (Israel)	35,282	957,201
Total Software		5,963,156

Technology Hardware, Storage & Peripherals - 2.1%
Stratasys Ltd.*	64,709	826,981

Wireless Telecommunication Services - 5.3%
Cellcom Israel Ltd. (Israel)*	276,762	1,073,126
Partner Communications Co. Ltd. (Israel)*	271,795	1,062,630
Total Wireless Telecommunication Services		2,135,756

Total Common Stocks
(Cost $41,475,473)		40,237,663
MONEY MARKET FUND–0.0%(b)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.02% (c)
(Cost $16,852)	16,852	16,852

Total Investments–100.0%
(Cost $41,492,325)		40,254,515
Liabilities in Excess of Other Assets–(0.0)%(b)		(15,377)
Net Assets–100.0%		$40,239,138

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2020.

Country	Value	% of Net Assets
Israel	$34,439,171	85.6%
United States	5,815,344	14.4
Total Investments	40,254,515	100.0
Liabilities in Excess of Other Assets	(15,377)	0.0 (b)
Net Assets	$40,239,138	100.0%

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

October 31, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2020, based upon the three levels defined above:

The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$40,237,663	$–	$–	$40,237,663
Money Market Fund	16,852	–	–	16,852
Total	$40,254,515	$–	$–	$40,254,515

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.